BUSINESS COMBINATION - Chu Holding, Santa Vitoria do Palmar Holding and Livramento Holdings (Details) R$ in Thousands	Dec. 28, 2017 BRL (R$) item
BUSINESS COMBINATION
Number of business combinations | item	3
Chui Holding S.A.
BUSINESS COMBINATION
Percentage of voting equity interests acquired	78.00%
Acquisition-date fair value of total consideration transferred
Fair value of interest before business combination	R$ 192,315
Advances for capital increase	(207,124)
Stock swap	(93,305)
Fair value at date of acquisition (78%)	306,134
Minority interest (22%)	86,345
Total investment value	392,479
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	61,103
Accounts receivable	10,892
Other accounts receivables	595
Linked funds	255
Intangible assets	17,062
Fixed assets	664,997
Loans and financing	(17,380)
Accounts payable to suppliers	(327,528)
Tax liabilities	(1,946)
Other accounts payable	(2,868)
Others	(47,463)
Total identifiable net assets	R$ 392,479
Santa Vitoria do Palmar Holding S.A.
BUSINESS COMBINATION
Percentage of voting equity interests acquired	78.00%
Acquisition-date fair value of total consideration transferred
Fair value of interest before business combination	R$ 167,045
Advances for capital increase	(192,443)
Stock swap	182,079
Advantageous purchase	33,335
Fair value at date of acquisition (78%)	574,902
Minority interest (22%)	162,152
Total investment value	737,053
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	145,618
Accounts receivable	31,515
Taxes recoverable	1,780
Other accounts receivables	954
Linked funds	61,634
Intangible assets	51,970
Fixed assets	1,662,943
Loans and financing	943,751
Accounts payable to suppliers	(35,708)
Debentures	(114,928)
Tax liabilities	(8,043)
Other accounts payable	(116,931)
Total identifiable net assets	R$ 737,053
Livramento
BUSINESS COMBINATION
Percentage of voting equity interests acquired	78.00%
Acquisition-date fair value of total consideration transferred
Fair value of interest before business combination	R$ 24,355
Advances for capital increase	(6,126)
Stock swap	1,717
Fair value at date of acquisition (78%)	32,197
Minority interest (22%)	9,081
Total investment value	41,279
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	4,319
Accounts receivable	1,809
Taxes recoverable	2,974
Other accounts receivables	80
Linked funds	3,028
Fixed assets	151,221
Loans and financing	42,059
Accounts payable to suppliers	(7,233)
Tax liabilities	(2,923)
Other accounts payable	(69,937)
Total identifiable net assets	R$ 41,279